Intangible Liabilities - Charter Agreements	12 Months Ended
Dec. 31, 2025
Intangible Liabilities - Charter Agreements

6. Intangible Liabilities - Charter Agreements

Intangible Liabilities - Charter Agreements as of December 31, 2025, and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Opening balance	$49,431	$5,662
Additions/(disposals) (*)(**)	54,109	49,295
Amortization	(13,486)	(5,526)
Total	$90,054	$49,431

(*)	As of December 31, 2024, the charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and is being amortized over the remaining useful life of the charters.

(**)	During the first quarter of 2025, the charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. During December 2025, the charters of the two new ECO 8,586 TEU Vessels resulted in an intangible liability of $38,122 that was recognized and will be amortized over the remaining useful life of the charters.

Intangible liabilities are related to (a) acquisition of the four high-reefer ECO 9,019 TEU vessels delivered in December 2024 and January 2025, and (b) acquisition of the two new ECO 8,586 TEU Vessels delivered in December 2025, and (c) management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger. These intangible liabilities are being amortized over the remaining life of the relevant lease terms and the amortization income is included under the caption “Amortization of intangible liabilities-charter agreements” in the Consolidated Statements of Income.

Amortization income of intangible liabilities-charter agreements for the years ended December 31, 2025, 2024 and 2023 was $13,486, $5,526 and $8,080, respectively.

6. Intangible Liabilities - Charter Agreements (continued)

The aggregate amortization of the intangible liabilities in each of the 12-month periods up to December 31, 2030, is estimated to be as follows:

Amount
December 31, 2026	$21,412
December 31, 2027	21,412
December 31, 2028	21,471
December 31, 2029	19,910
December 31, 2030	5,849
$90,054

The weighted average useful life for the remaining intangible liabilities-charter agreements terms is 4.21 years.